INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF PROFIT (LOSS) BEFORE PROVISION FOR INCOME TAXES

(Loss) income before provision for income taxes is as follows:

	For the years ended
	December 31,
	2023	2022	2021
Cayman and BVI	$(1,658,203)	$(138,363)	$(335,802)
Hong Kong	(1,959,799)	(1,500,125)	(983,008)
PRC	172,723	(17,415)	(67,705)
Total	$(3,445,281)	$(1,655,903)	$(1,386,515)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Significant components of deferred tax assets are as follows:

	As of December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$972,930	$651,643
Total deferred tax assets	972,930	651,643
Deferred tax liabilities:
Depreciation	—	(14,955)
Total deferred tax liabilities	—	(14,955)

Total deferred tax assets-net	972,930	636,688
Less: Valuation allowance	(972,930)	(636,688)
Deferred tax assets, net	$—	$—

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE

Reconciliation of effective income tax rate is as follows:

	For the years ended
	December 31,
	2023	2022	2021
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax rate differential (HK)	(4.8)	(7.7)	(6.0)
Tax effect of non-deductible expenses	(0.6)	—	—
Valuation allowance	(18.0)	(17.3)	(19.0)
Effective tax rate	1.6%	—%	—%